Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017
Driehaus Multi-Asset Growth Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Multi-Asset Growth Economies Fund Ticker: DMAGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Multi-Asset Growth Economies Fund (the “Fund”) seeks to maximize total return. Total return is the sum of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 9, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information is not included since the Fund has not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for each of the three years in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is actively managed by Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser” or “DCM”). The Fund will invest in assets connected to growth economies, such as those with expected gross domestic product growth rates over the long term in excess of the global average. The Fund invests in and is otherwise exposed to emerging market-related securities and may also invest in frontier market-related securities and developed market-related securities in pursuit of its investment objective. The Fund opportunistically invests across multiple asset classes and various security types including common stocks, preferred stocks, American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), exchange-traded-funds (“ETFs”), currencies, debt securities such as corporate and sovereign/government bonds, equity-convertible securities such as warrants, rights, and options, and derivative securities such as futures contracts, forwards, options and swaps. The Fund may take both long and short positions across these asset classes.

In managing the Fund, the Adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities across asset classes to identify assets to include in the Fund’s portfolio. Bottom-up analysis employs a growth style of investing based on the determination that a company’s revenue and earnings growth can materially exceed market expectations. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The Adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest.

The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one market or country at a given time; the Fund may invest significant assets in any single market or country. The composition and asset allocation of the Fund’s investment portfolio will vary over time. For example, during certain times, the Fund’s investment portfolio may be heavily weighted in equity securities, while during other times, the Fund’s investment portfolio may be heavily weighted in debt securities. There are no limitations on the magnitude of such weightings. The securities and instruments in which the Fund invests may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited operating histories. The Fund may invest in debt securities with a range of maturities from short to long term. Debt securities may include below investment grade debt securities (“junk bonds”) which are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.

The Fund’s investments in derivatives provide long and short exposures to equity securities, ETFs, debt securities, commodities, currencies and interest rate movements. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. The Fund may purchase or write options on equity securities, ETFs and other similar securities, as well as on futures and foreign currencies. The Fund may also engage in short sale transactions. In seeking to achieve its investment objective, the Fund may invest in deliverable and non-deliverable foreign currency forwards, credit default swaps, and interest rate swaps. Derivatives may be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations, as well as for speculative purposes to achieve the Fund’s investment objective.

In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, may hold a currency even if the Fund does not hold any securities denominated in that currency, and may have long or short exposure to a currency.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the Adviser’s use of derivatives. Generally, as the Fund holds more derivatives, the Fund will be required to post more cash margin, resulting in a higher cash balance.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek to maximize total return. Of course, there can be no assurance that the Fund will achieve its objective. As with any investment, you may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that the value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests in and is otherwise exposed to emerging markets and therefore the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Frontier Market Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short position as well as the cost to borrow the security.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative’s original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument.

                    Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

                    Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

                    Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund’s swaps transactions and cause the Fund to lose value.

Sovereign Debt Obligation Risk. No established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price and the Fund’s ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations may also make it more difficult for the Fund to obtain accurate market quotations for the purpose of valuing its portfolio. Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

By investing in sovereign debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. Political changes in a country may affect the willingness of a foreign government to make or provide for timely payments of its obligations. The country’s economic status, as reflected in, among other things, its inflation rate, the amount of external debt and its gross domestic product, will also affect the government’s ability to honor its obligations.

Credit Risk. An issuer or guarantor of a debt security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a debt security may be downgraded after purchase, which may adversely affect the value of the security.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”). All ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs. An adverse effect of liquidity on ETF shares may lead to differences between the ETF’s net asset value and market value.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may decrease. No active trading market may exist for some derivatives, bonds or equities. Certain securities may be subject to restrictions on resale. The inability to dispose of derivatives, bonds, ETFs or equities in a timely fashion could result in losses to the Fund.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.

Manager Risk. How the Adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy successfully.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s returns will vary, and you could lose money. The bar chart and table showing the Fund’s annual return and average annual total returns are not included because the Fund does not have annual returns for a calendar year. When available, the bar chart will show the variability of the Fund’s return over time and the table will show how the Fund’s performance compares to a broad-based market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Simultaneous with the commencement of the Fund’s operations, the Fund succeeded to the assets of the Driehaus Emerging Markets Dividend Growth Fund, L.P. (the “Predecessor Limited Partnership”), which was managed by the same portfolio management team as the Fund. The Predecessor Limited Partnership was managed by the Adviser with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership’s financial information is included in the Fund’s Statement of Additional Information. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table showing the Fund’s annual return and average annual total returns are not included because the Fund does not have annual returns for a calendar year. When available, the bar chart will show the variability of the Fund’s return over time and the table will show how the Fund’s performance compares to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual return and average annual total returns are not included because the Fund does not have annual returns for a calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Driehaus Multi-Asset Growth Economies Fund | Driehaus Multi-Asset Growth Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.81%	[1]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	$ 557

[1]	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
[2]	“Dividends and Interest on Short Sales” cannot be estimated and, therefore, actual Fund expenses may be higher than those shown. The Predecessor Limited Partnership (as defined below) had none in 2016.
[3]	Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser”), has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or April 9, 2020. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on April 10, 2017, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because dividends and interest on short sales are not included in the expenses subject to reimbursement, the net expenses of the Fund may be higher than those shown above.